[Janus Capital Letterhead]

September 10, 2021

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 44 (“PEA No. 44”) on September 07, 2021, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson International Sustainable Equity ETF, Janus Henderson Net Zero Transition Resources ETF, Janus Henderson Sustainable Corporate Bond ETF, Janus Henderson Sustainable & Impact Core Bond ETF, and Janus Henderson U.S. Sustainable Equity ETF.

2.  The text of PEA No. 44 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7823.

Respectfully,

/s/ Byron D. Hittle

Byron D. Hittle

Vice President, Secretary and

Chief Legal Officer

Enclosure (via EDGAR only)

cc:        Eric Purple, Esq.